Property and equipment, net (Details Narrative) - SGD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
RentaI income recognized	$ 16,000	$ 13,000
Depreciation expenses	24,000	$ 24,000
Leasehold Industrial Property [Member]
Property, Plant and Equipment [Line Items]
Property and equipment carrying value	$ 506,000		$ 523,000